Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trading assets and liabilities
end of	2021	2020
Trading assets (CHF million)
Debt securities	54,198	64,395
Equity securities	36,546	63,237
Derivative instruments [1]	17,559	25,531
Other	2,838	4,175
Trading assets	111,141	157,338
Trading liabilities (CHF million)
Short positions	16,689	28,126
Derivative instruments [1]	10,846	17,745
Trading liabilities	27,535	45,871
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
end of	2021	2020
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	17,869	26,815
Cash collateral received	12,056	16,795
Cash collateral on derivatives instruments – not netted (CHF million) [2]
Cash collateral paid	7,659	7,741
Cash collateral received	5,533	7,831
1 Recorded as cash collateral netting on derivative instruments in Note 28 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 23 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	2021	2020
Trading assets (CHF million)
Debt securities	54,297	64,532
Equity securities	36,606	63,273
Derivative instruments [1]	17,559	25,531
Other	2,837	4,175
Trading assets	111,299	157,511
Trading liabilities (CHF million)
Short positions	16,693	28,126
Derivative instruments [1]	10,846	17,745
Trading liabilities	27,539	45,871
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
end of	2021	2020
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	17,869	26,885
Cash collateral received	12,056	16,795
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,659	7,741
Cash collateral received	5,533	7,831
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.